UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [  ];                             Amendment Number:____

    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Altima Partners LLP
Address:     Stirling Square, Fourth Floor
             7 Carlton Gardens
             London SW1Y 5AD
             England

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:


/s/ Malcolm Goddard                London, England          November 3, 2009
-------------------                ---------------          ----------------
[Signature]                        [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $169,460 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No. 2
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No. 3
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No. 4
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No. 5
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------


                                                Form 13F Information Table

------------------------- --------- ---------- ---------- ---------------------------- ------------- ---------- --------------------
        Column 1          Column 2   Column 3   Column 4           Column 5              Column 6    Column 7           Column 8
------------------------- --------- ---------- ---------- ---------------------------- ------------- ---------- --------------------
------------------------- --------- ---------- ---------- ---------- ----- --------- ------------- ---------- ----------------------
     Name of Issuer       Title of    CUSIP      Value    Shrs /     SH /  Put/Call  Investment     Other        Voting Authority
                            Class               (x$1000)  Prn Amt    PRN             Discretion   Managers
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ------------------------
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
                                                                                                              Sole     Shared   None
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
        CADIZ INC          COM NEW   127537207    7766     663750     SH             DEFINED         1       663750
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
          VIVO            SPON ADR   92855S200   45384     1797376    SH             DEFINED         1       1797376
    PARTICIPACOES SA      PFD NEW
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
          VIVO            SPON ADR   92855S200    6043     239314     SH             DEFINED     1, 2, 3,    239314
    PARTICIPACOES SA      PFD NEW                                                                    4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
COMPANHIA DE BEBIDAS DAS  SPON ADR   20441W203    5347      65000     SH             DEFINED     1, 2, 3,     65000
           AME               PFD                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
ARCHER DANIELS MIDLAND CO    COM     039483102    7568     259000     SH             DEFINED     1, 2, 3,    259000
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
      BUNGE LIMITED          COM     G16962105   11758     187800     SH             DEFINED     1, 2, 3,    187800
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
        MOSAIC CO            COM     61945A107   12412     258197     SH             DEFINED     1, 2, 3,    258197
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
 FRESH DEL MONTE PRODUCE     ORD     G36738105    3392     150000     SH             DEFINED     1, 2, 3,    150000
           INC                                                                                     4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
     TERRA INDS INC          COM     880915103   20261     584400     SH             DEFINED     1, 2, 3,    584400
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
CHIQUITA BRANDS INTL INC     COM     170032809    4848     300000     SH             DEFINED     1, 2, 3,    300000
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
        COSAN LTD           SHS A    G25343107    6360     805000     SH             DEFINED     1, 2, 3,    805000
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
    DARLING INTL INC         COM     237266101    5145     700000     SH             DEFINED     1, 2, 3,    700000
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
       KELLOGG CO            COM     487836108    7877     160000     SH             DEFINED     1, 2, 3,    160000
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
     PICO HLDGS INC        COM NEW   693366205    590       17700     SH             DEFINED     1, 2, 3,     17700
                                                                                                   4, 5
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
       ISHARES INC          MSCI     464286731    130       10586     SH             DEFINED         1        10586
                           TAIWAN
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
       TERNIUM SA         SPON ADR   880890108    4002     150440     SH             DEFINED     1, 2, 3,    150440
                                                                                                     4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
ULTRAPAR PARTICIPACOES SA  SP ADR    90400P101    5729     142611     SH             DEFINED     1, 2, 3,    142611
                           REP PFD                                                                   4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
CIA DE MINAS BUENAVENTURA SPON ADR   204448104    4061     115334     SH             DEFINED     1, 2, 3,    115334
                                                                                                     4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
  ITAU UNIBANCO HLDG SA   SPON ADR   465562106    1008      50000     SH             DEFINED     1, 2, 3,     50000
                          REP PFD                                                                   4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
 GRUPO TELEVISA SA DE CV   SP ADR    40049J206    1004      54000     SH             DEFINED     1, 2, 3,     54000
                           REP ORD                                                                   4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
    NII HOLDINGS INC      CL B NEW   62913F201    4549     151319     SH             DEFINED     1, 2, 3,    151319
                                                                                                     4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
    COPA HOLDINGS SA        CL A     P31076105    267       6000      SH             DEFINED         1        6000
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
    COPA HOLDINGS SA        CL A     P31076105    2866      64422     SH             DEFINED     1, 2, 3,     64422
                                                                                                     4
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----
 OPEN JT STK CO - VIMPEL  SPON ADR   68370R109    1096      58600     SH             DEFINED         1        58600
         COMMUN
------------------------- --------- ---------- ---------- ---------- ---- -------- ------------- ---------- ---------- ------- -----

REPORT SUMMARY        DATA RECORDS 24           169460       5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
